SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSIn August 2023, the Board of Directors declared a dividend of $0.80 per share for the second quarter of 2023. The record date for the dividend is September 15, 2023, the ex-dividend date is September 14, 2023 and the dividend is scheduled to be paid on or about September 29, 2023.